Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions											3 Months Ended			12 Months Ended
	Oct. 18, 2022	Oct. 12, 2022	Mar. 22, 2022	Mar. 22, 2022	Jan. 28, 2022	Sep. 13, 2021	Feb. 16, 2021	Feb. 12, 2021	Feb. 11, 2021	Jan. 24, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)	930,990
Common stock, par value (in usd per share)											$ 0.001			$ 0.001	$ 0.001	$ 0.001
Number of shares sold under offering (in shares)									40,000
Aggregate shares called by warrants (in shares)					657,402
Shares issued due to exercise of warrants (in shares)					184,153
Fair value of existing warrants per share (in usd per share)					$ 12.00
Warrants forfeited (in shares)			394,000
Warrants outstanding (in shares)			232,675	232,675
Preferred stock, shares authorized (in shares)											5,000,000			5,000,000	5,000,000
Preferred stock, par value (in usd per share)											$ 0.001			$ 0.001	$ 0.001
Series 7 Preferred Stock
Class Of Warrant or Right [Line Items]
Mezzanine equity, convertible preferred shares, par value per share (in usd per share)						$ 0.001
Preferred shares redeemed (in shares)			49,250
Preferred shares redeemed, cash consideration			$ 49.3									$ 49.3
Series 8 Preferred Stock
Class Of Warrant or Right [Line Items]
Number of shares sold under offering (in shares)				1,503,726
Subscription price (in usd per share)			$ 940	$ 940
Original issuance discount percentage			6.00%	6.00%
Aggregate subscription value			$ 50.0	$ 50.0
Preferred shares redeemed (in shares)											53,197.72
Preferred shares redeemed, cash consideration											$ 53.2
Warrants forfeited (in shares)											751,841
Preferred stock, shares authorized (in shares)			53,197.7234	53,197.7234
Preferred stock, par value (in usd per share)			$ 0.001	$ 0.001
Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)											930,990
Second February 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)															92,670
Purchase Warrants
Class Of Warrant or Right [Line Items]
Exercisable warrants per common share (in shares)							1	1
Existing Warrants
Class Of Warrant or Right [Line Items]
Aggregate shares called by warrants (in shares)					52,513
Registered Direct Offering
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)							40,000	93,334		77,334			210,668
Offering price (in usd per share)	$ 5.849
Number of shares sold under offering (in shares)	253,112
Subscription price (in usd per share)						$ 920
Original issuance discount percentage						8.00%
Aggregate subscription value						$ 54.1
Aggregate shares called by warrants (in shares)	3,846,153
Registered Direct Offering | Series 7 Preferred Stock
Class Of Warrant or Right [Line Items]
Number of shares sold under offering (in shares)						58,750
Aggregate subscription value						$ 54.1
Registered Direct Offering | Common Stock
Class Of Warrant or Right [Line Items]
Number of shares sold under offering (in shares)						626,667
Registered Direct Offering | Series 8 Preferred Stock
Class Of Warrant or Right [Line Items]
Number of shares sold under offering (in shares)				1,503,726
Subscription price (in usd per share)			$ 940	$ 940
Original issuance discount percentage			6.00%	6.00%
Aggregate subscription value			$ 50.0	$ 50.0
Preferred stock, shares authorized (in shares)			53,197.7234	53,197.7234
Preferred stock, par value (in usd per share)			$ 0.001	$ 0.001
Registered Direct Offering | February 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Warrants to purchase shares of common stock after adjustment								106,667
Offering price (in usd per share)								$ 149.93
Exercisable warrants per common share (in shares)								1
Registered Direct Offering | Second February 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Warrants to purchase shares of common stock after adjustment							92,670
Offering price (in usd per share)							$ 150.68
Exercise price of warrants (in usd per share)							$ 0.08
Exercisable warrants per common share (in shares)							1
Registered Direct Offering | Purchase Warrants
Class Of Warrant or Right [Line Items]
Exercisable warrants per common share (in shares)	1
Securities Purchase Agreement | Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)															180,732
Securities Purchase Agreement | January 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Warrants to purchase shares of common stock after adjustment										180,732
Offering price (in usd per share)										$ 116.18
Exercisable warrants per common share (in shares)										1
Warrant
Class Of Warrant or Right [Line Items]
Warrants to purchase shares of common stock after adjustment	2,310,990						132,670	200,000
Exercise price of warrants (in usd per share)	$ 0.001
Warrants exercised for common shares (in shares)	930,990
Number of shares sold under offering (in shares)	3,846,153
Percent of warrants forfeited upon redemption						75.00%
Warrant | Series 7 Preferred Stock
Class Of Warrant or Right [Line Items]
Percent of warrants forfeited upon redemption			75.00%	75.00%
Warrant | Series 8 Preferred Stock
Class Of Warrant or Right [Line Items]
Percent of warrants forfeited upon redemption			50.00%	50.00%
Warrant | Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)											$ 0.001			$ 0.001
Warrants exercised for common shares (in shares)											930,990			930,990
Warrant | February 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Warrants exercised for common shares (in shares)															106,667
Warrant | Second February 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)															$ 0.08
Warrants exercised for common shares (in shares)															92,670
Warrant | Purchase Warrants
Class Of Warrant or Right [Line Items]
Offering price (in usd per share)	$ 5.85						$ 150.75	$ 150.00		$ 116.25
Exercise price of warrants (in usd per share)	$ 5.85						$ 150.75	$ 150.00		$ 116.25
Warrant | Registered Direct Offering
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)	253,112						40,000	93,334		77,334
Common stock, par value (in usd per share)								$ 0.001		$ 0.001
Warrants to purchase shares of common stock after adjustment										258,065
Exercise price of warrants (in usd per share)	$ 0.001
Number of shares sold under offering (in shares)						626,667
Warrant | Registered Direct Offering | January 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)							$ 0.001
Warrant | Registered Direct Offering | February 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)								$ 0.08
Warrant | Registered Direct Offering | Purchase Warrants
Class Of Warrant or Right [Line Items]
Offering price (in usd per share)										$ 116.25
Exercise price of warrants (in usd per share)										$ 116.25
Warrant and rights outstanding, term							5 years	5 years		5 years
Warrant | Securities Purchase Agreement | Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)															$ 0.08
Warrants exercised for common shares (in shares)															180,732
Warrant | Securities Purchase Agreement | January 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)										$ 0.08
Warrant | Securities Purchase Agreement | February 2021 Pre-Funded Warrants
Class Of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)															$ 0.08
Warrants exercised for common shares (in shares)															106,667
Common Stock
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)		52,513
Common Stock | Registered Direct Offering
Class Of Warrant or Right [Line Items]
Common stock issued in direct offering (in shares)														253,112	210,668
Common Stock | Securities Purchase Agreement
Class Of Warrant or Right [Line Items]
Number of shares sold under offering (in shares)	253,112